Equity - Additional Information (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2017
Disclosure of equity [line items]
Equity	$ 1,862,826	$ 1,862,826	$ 1,862,826
Number of share outstanding	512,406,760,091	512,406,760,091	512,406,760,091				512,406,760,091
Percentage of dividend on profit	30.00%	30.00%	30.00%
Percentage of actual dividends on profit		100.00%
Distribution of dividends		$ 127,065	$ 51,614
Equity	$ 2,383,335	3,326,338	3,437,560	$ 3,326,338	$ 3,437,560	$ 3,428,757
Retained earnings from prior years	(37,533)	50,362
Other equity interest [member]
Disclosure of equity [line items]
Equity	744,838	744,838	839,120	744,838	839,120	839,120
Revaluation surplus [member]
Disclosure of equity [line items]
Equity	$ 451,011	$ 451,011	$ 451,011	$ 451,011	$ 451,011	$ 451,011